Condensed Consolidated Statements of Convertible Preferred Shares and Shareholders’ Equity (Deficit) - USD ($) $ in Thousands	Total	Options Granted In Previous Year	Convertible preferred shares	Convertible A preferred stock	Series B convertible preferred shares	Ordinary Shares	Deferred Shares	Common Stock Ordinary Shares	Common Stock Ordinary Shares Options Granted In Previous Year	Common Stock Deferred Shares	ADDITIONAL PAID-IN CAPITAL	ADDITIONAL PAID-IN CAPITAL Options Granted In Previous Year	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ACCUMULATED DEFICIT
Convertible preferred shares beginning balance (in shares) at Dec. 31, 2019	9,782,505		2,650,980	7,131,525	0
Convertible preferred shares beginning balance at Dec. 31, 2019	$ 38,908		$ 3,761	$ 35,147	$ 0
Convertible preferred shares ending balance (in shares) at Mar. 31, 2020			2,650,980	7,131,525	0
Convertible preferred shares ending balance at Mar. 31, 2020			$ 3,761	$ 35,147	$ 0
Beginning balance (in shares) at Dec. 31, 2019								10,752,429		0
Beginning balance at Dec. 31, 2019	(30,390)							$ 111		$ 0	$ 7,162		$ (98)	$ (37,565)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense	1,704										1,704
Unrealized gain (loss) on foreign currency translation	(348)												(348)
Net loss	(8,585)													(8,585)
Ending balance (in shares) at Mar. 31, 2020								10,752,429		0
Ending balance at Mar. 31, 2020	$ (37,619)							$ 111		$ 0	8,866		(446)	(46,150)
Convertible preferred shares beginning balance (in shares) at Dec. 31, 2019	9,782,505		2,650,980	7,131,525	0
Convertible preferred shares beginning balance at Dec. 31, 2019	$ 38,908		$ 3,761	$ 35,147	$ 0
Convertible preferred shares ending balance (in shares) at Jun. 30, 2020			2,650,980	7,131,525	6,210,796
Convertible preferred shares ending balance at Jun. 30, 2020			$ 3,761	$ 35,147	$ 77,589
Beginning balance (in shares) at Dec. 31, 2019								10,752,429		0
Beginning balance at Dec. 31, 2019	(30,390)							$ 111		$ 0	7,162		(98)	(37,565)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(24,834)
Ending balance (in shares) at Jun. 30, 2020								10,752,429		0
Ending balance at Jun. 30, 2020	(44,855)							$ 111		$ 0	18,564		(1,131)	(62,399)
Convertible preferred shares beginning balance (in shares) at Mar. 31, 2020			2,650,980	7,131,525	0
Convertible preferred shares beginning balance at Mar. 31, 2020			$ 3,761	$ 35,147	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of B convertible preferred shares, net of issuance costs (in shares)					4,487,533
Issuance of B convertible preferred shares, net of issuance costs					$ 55,975
Conversion of notes into B convertible preferred shares (in shares)					1,723,263
Conversion of notes into B convertible preferred shares					$ 21,614
Convertible preferred shares ending balance (in shares) at Jun. 30, 2020			2,650,980	7,131,525	6,210,796
Convertible preferred shares ending balance at Jun. 30, 2020			$ 3,761	$ 35,147	$ 77,589
Beginning balance (in shares) at Mar. 31, 2020								10,752,429		0
Beginning balance at Mar. 31, 2020	(37,619)							$ 111		$ 0	8,866		(446)	(46,150)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense	9,698										9,698
Unrealized gain (loss) on foreign currency translation	(685)												(685)
Net loss	(16,249)													(16,249)
Ending balance (in shares) at Jun. 30, 2020								10,752,429		0
Ending balance at Jun. 30, 2020	$ (44,855)							$ 111		$ 0	18,564		(1,131)	(62,399)
Beginning balance (in shares) at Dec. 31, 2020	35,930,331						1	35,930,331		1
Beginning balance at Dec. 31, 2020	$ 196,561							$ 367		$ 28	279,480		14,585	(97,899)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of share options (in shares)								581,328	232,227
Exercise of share options	998	$ 0						$ 6	$ 3		992	$ (3)
Share-based compensation expense	1,666										1,666
Unrealized gain (loss) on foreign currency translation	1,988												1,988
Net loss	(12,715)													(12,715)
Ending balance (in shares) at Mar. 31, 2021								36,743,886		1
Ending balance at Mar. 31, 2021	$ 188,498							$ 376		$ 28	282,135		16,573	(110,614)
Beginning balance (in shares) at Dec. 31, 2020	35,930,331						1	35,930,331		1
Beginning balance at Dec. 31, 2020	$ 196,561							$ 367		$ 28	279,480		14,585	(97,899)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares, net of issuance costs (in shares)						1,165,004
Exercise of share options (in shares)	932,777
Net loss	$ (30,243)
Ending balance (in shares) at Jun. 30, 2021	41,695,335						1	41,695,335		1
Ending balance at Jun. 30, 2021	$ 327,360							$ 431		$ 28	438,825		16,218	(128,142)
Beginning balance (in shares) at Mar. 31, 2021								36,743,886		1
Beginning balance at Mar. 31, 2021	188,498							$ 376		$ 28	282,135		16,573	(110,614)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares, net of issuance costs (in shares)								4,600,000
Issuance of ordinary shares, net of issuance costs	154,794							$ 51			154,743
Exercise of share options (in shares)								351,449
Exercise of share options	47							$ 4			43
Share-based compensation expense	1,904										1,904
Unrealized gain (loss) on foreign currency translation	(355)												(355)
Net loss	$ (17,528)													(17,528)
Ending balance (in shares) at Jun. 30, 2021	41,695,335						1	41,695,335		1
Ending balance at Jun. 30, 2021	$ 327,360							$ 431		$ 28	$ 438,825		$ 16,218	$ (128,142)